VENDOR CONCENTRATIONS (Details Narrative) - Three Major Vendors [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Accounts payable	$ 4,052,989	$ 3,118,364
Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	79.00%	64.00%